Financial Instruments - Changes in Fair Value of Assets (Liabilities) Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at beginning of period	$ (600)	$ (10,000)
Realized and unrealized gains included in earnings	2,607	9,307
Settlements	(907)	93
Fair value at end of period	$ 1,100	$ (600)